Fixed assets - Internal costs capitalized as property, plant and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other intangible assets and property, plant and equipment [abstract]
Labor expenses	€ 460	€ 466	€ 417
Total	€ 460	€ 466	€ 417